Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income taxes - Text Details (Detail) [Line Items]
Deferred tax expense (income) recognised in profit or loss	€ (13)		€ 121		€ (77)
Net deferred tax assets	1,721		1,676
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(620)		(824)		(819)
Deferred tax expense (income) recognised in profit or loss	(231)		11
Other changes in deferred tax assets and liabilities	27	[1]	(6)	[2]
Net deferred tax assets	620		824
Intangible assets and goodwill [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(132)		162		383
Deferred tax expense (income) recognised in profit or loss	317		299
Other changes in deferred tax assets and liabilities	(23)	[1]	(78)	[2]
Net deferred tax assets	280		90
Net deferred tax liabilities	148		252
Inventories [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(252)		(257)		(231)
Deferred tax expense (income) recognised in profit or loss	(6)		18
Other changes in deferred tax assets and liabilities	1	[1]	8	[2]
Net deferred tax assets	259		265
Net deferred tax liabilities	7		8
Net deferred tax assets [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(1,721)		(1,676)		(1,565)
Deferred tax expense (income) recognised in profit or loss	(13)		121
Other changes in deferred tax assets and liabilities	59	[1]	(10)	[2]
Net deferred tax assets	1,865		1,828
Net deferred tax liabilities	143		152
Other assets [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(56)		(50)		(74)
Deferred tax expense (income) recognised in profit or loss	(15)		(38)
Other changes in deferred tax assets and liabilities	21	[1]	15	[2]
Net deferred tax assets	90		77
Net deferred tax liabilities	33		27
Other liabilities [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(334)		(428)		(536)
Deferred tax expense (income) recognised in profit or loss	(119)		(137)
Other changes in deferred tax assets and liabilities	25	[1]	30	[2]
Net deferred tax assets	436		537
Net deferred tax liabilities	102		109
Pensions and other employee benefits [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(269)		(267)		(265)
Deferred tax expense (income) recognised in profit or loss	4		(17)
Other changes in deferred tax assets and liabilities	(1)	[1]	19	[2]
Net deferred tax assets	270		269
Net deferred tax liabilities	1		2
Property, plant and equipment [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset), total	(58)		(12)		€ (23)
Deferred tax expense (income) recognised in profit or loss	38		(13)
Other changes in deferred tax assets and liabilities	8	[1]	2	[2]
Net deferred tax assets	67		32
Net deferred tax liabilities	9		20
Set-off deffered tax positions [Member]
Income taxes - Text Details (Detail) [Line Items]
Net deferred tax assets	(156)		(265)
Net deferred tax liabilities	€ (156)		€ (265)

[1]	Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.
[2]	Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.